Pension and Other Postretirement Plans (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Deferred pension and OPRB costs recovered [Abstract]
Deferred pension and OPRB costs recovered	$ 300,000	$ 300,000	$ 600,000	$ 600,000
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,911,000	1,920,000	3,840,000	3,743,000
Interest cost	3,157,000	3,321,000	6,343,000	6,475,000
Expected return on assets	(4,733,000)	(4,021,000)	(9,509,000)	(7,839,000)
Amortization of:
Prior service cost	79,000	114,000	158,000	222,000
Actuarial loss	1,997,000	2,112,000	4,012,000	4,118,000
Net periodic benefit cost	2,411,000	3,446,000	4,844,000	6,719,000
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	591,000	606,000	1,187,000	1,253,000
Interest cost	962,000	1,053,000	1,932,000	2,178,000
Expected return on assets	(540,000)	(407,000)	(1,084,000)	(842,000)
Amortization of:
Transition obligation	1,000	99,000	2,000	206,000
Prior service cost	27,000	26,000	55,000	54,000
Actuarial loss	309,000	581,000	620,000	1,201,000
Net periodic benefit cost	$ 1,350,000	$ 1,958,000	$ 2,712,000	$ 4,050,000